Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Assets Measured at Fair Value on a Recurring Basis	The following table presents the Company’s financial assets that are measured at fair value on a recurring basis and the level of inputs used in such measurements (in thousands):

	December 31, 2024
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money market funds	$6	$6	$—	$—

Total assets measured at fair value	$6	$6	$—	$—

	December 31, 2023
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money market funds	$5	$5	$—	$—

Total assets measured at fair value	$5	$5	$—	$—